SHAREHOLDERS' EQUITY - Nature and purpose of reserves (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserves balances
Balance at beginning of the year	₽ 124,205	₽ 143,948	₽ 168,371
Other comprehensive income / (loss) for the year, net of income tax	7,799	(2,824)	(17,807)
Balance at end of the year	77,565	124,205	143,948
Foreign currency translation reserve
Reserves balances
Balance at beginning of the year	(9,697)	(6,418)	9,638
Other comprehensive (loss) / income for the year	7,726	(2,620)	(13,970)
Amounts reclassified to profit for the year			(2,086)
Amounts reclassified to additional paid in capital		(659)
Other comprehensive income / (loss) for the year, net of income tax	7,726	(3,279)	(16,056)
Balance at end of the year	(1,971)	(9,697)	(6,418)
Cash flow hedging reserve
Reserves balances
Balance at beginning of the year	340	(155)	1,045
Other comprehensive (loss) / income for the year	4,202	(3,140)	(11,324)
Less: tax benefit	(840)	628	2,219
Amounts reclassified to profit for the year	(4,331)	3,748	9,897
Less: tax (expense) benefit	866	(741)	(1,992)
Other comprehensive income / (loss) for the year, net of income tax	(103)	495	(1,200)
Balance at end of the year	237	340	(155)
Remeasurements of the net defined benefit liability
Reserves balances
Balance at beginning of the year	503	543	493
Other comprehensive (loss) / income for the year	167	(40)	50
Other comprehensive income / (loss) for the year, net of income tax	167	(40)	50
Balance at end of the year	₽ 670	₽ 503	₽ 543